TYPE			13F-HR

PERIOD			03/31/10

FILER
	CIK		0000911084
	CCC		@JHQ4ETO

SUBMISSION-CONTACT
	NAME		FRANK P. GANUCHEAU
	PHONE		817-332-9915

				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13-F

			        FORM 13-F COVERPAGE

REPORT FOR THE CALENDAR QUARTER ENDED: MARCH 31, 2010

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: [ ]
THIS AMENDMENT (CHECK ONE):  [ ] IS A RESTATEMENT
			     [ ] ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     GANUCHEAU CAPITAL MANAGEMENT, INC.
ADDRESS:  301 COMMERCE STREET, SUITE 1470
	  FORT WORTH, TEXAS 76102

13F FILE NUMBER: 28-3880

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE TO THE BEST OF THAT PERSON'S KNOWLEDGE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING REPORT ON BEHALF OF REPORTING MANAGER:


NAME:  FRANK P. GANUCHEAU, CFA
TITLE: PRINCIPAL
PHONE: 817-332-9915


SIGNATURE, PLACE, AND DATE OF SIGNING:
FRANK P. GANUCHEAU     FORT WORTH, TEXAS   JULY 21, 2010

THIS FILING IS NOT REQUIRED BECAUSE DISCRETIONARY EQUITY ASSETS UNDER MANAGEMENT WERE BELOW THE FILING REQUIREMENT OF $100 MILLION EFFECTIVE WITH FILING AS OF JUNE 30, 2002. PLEASE DISREGARD FILINGS MADE FROM DECEMBER 31, 2003 THROUGH MARCH 31, 2010.

REPORT TYPE (CHECK ONLY ONE):

[X] 13 F HOLDINGS REPORT
[ ] 13 F NOTICE
[ ] 13 F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  51 ENTRIES

FORM 13F INFORMATION TABLE VALUE TOTAL:  $30,266(x$1000)
LIST OF OTHER MANAGERS:
NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109      709    58805 SH       Sole                    57250              1555
                                                                37     3035 SH       Other                                      3035
APPLE INC                      COM              037833100     1377     5861 SH       Sole                     5706               155
                                                                71      300 SH       Other                                       300
BANK OF AMERICA                COM              060505104      448    25100 SH       Sole                    24435               665
                                                                23     1295 SH       Other                                      1295
BERKSHIRE HATHAWAY B NEW       COM              084670702     2284    28100 SH       Sole                    27400               700
                                                               114     1400 SH       Other                                      1400
CENTRAL FD OF CANADA LTD CL A  COM              153501101      140    10000 SH       Sole                    10000
CHUBB CORP                     COM              171232101     1201    23170 SH       Sole                    22560               610
                                                                62     1195 SH       Other                                      1195
CITIGROUP INC                  COM              172967101      472   116470 SH       Sole                   113385              3085
                                                                24     6010 SH       Other                                      6010
COVIDIEN LTD                   COM              G2554F105     1057    21032 SH       Sole                    20457               575
                                                                31      618 SH       Other                                       618
EMERSON ELECTRIC               COM              291011104     1533    30455 SH       Sole                    29670               785
                                                                79     1560 SH       Other                                      1560
FIDELITY NATL FINL             COM              31620R105     1192    80450 SH       Sole                    78320              2130
                                                                61     4145 SH       Other                                      4145
GAMESTOP CORP                  COM              36467W109      812    37075 SH       Sole                    36095               980
                                                                42     1910 SH       Other                                      1910
GOOGLE INC CL A                COM              38259p508      879     1550 SH       Sole                     1510                40
                                                                45       80 SH       Other                                        80
JOHNSON & JOHNSON              COM              478160104     2207    33848 SH       Sole                    32933               915
                                                               104     1600 SH       Other                                      1600
JPMORGAN CHASE                 COM              46625h100      413     9235 SH       Sole                     8990               245
                                                                21      475 SH       Other                                       475
KRAFT FOODS INC                COM              50075n104     1157    38247 SH       Sole                    37247              1000
                                                                65     2145 SH       Other                                      2145
L-3 COMMUN HLDGS               COM              502424104     1220    13313 SH       Sole                    12968               345
                                                                63      690 SH       Other                                       690
PAYCHEX INC                    COM              704326107     1223    39820 SH       Sole                    38770              1050
                                                                63     2050 SH       Other                                      2050
PHILIP MORRIS INTL             COM              718172109     2279    43693 SH       Sole                    42513              1180
                                                               162     3100 SH       Other                                      3100
SPDR GOLD TRUST                COM              78463V107     1573    14440 SH       Sole                    14175               265
                                                                56      515 SH       Other                                       515
ST JUDE MEDICAL                COM              790849103      999    24345 SH       Sole                    23725               620
                                                                49     1200 SH       Other                                      1200
STATE STREET CORP              COM              857477103      423     9375 SH       Sole                     9125               250
                                                                22      485 SH       Other                                       485
STRYKER CORP                   COM              863667101     1328    23213 SH       Sole                    22618               595
                                                                64     1110 SH       Other                                      1110
VODAFONE GRP PLC               COM              92857W209     1158    49680 SH       Sole                    48365              1315
                                                                60     2560 SH       Other                                      2560
WAL-MART STORES                COM              931142103     1270    22845 SH       Sole                    22250               595
                                                                65     1175 SH       Other                                      1175
WELLS FARGO & CO               COM              949746101      445    14285 SH       Sole                    13905               380
                                                                23      740 SH       Other                                       740
ZIMMER HLDGS INC               COM              98956p102     1011    17080 SH       Sole                    16640               440
                                                                49      825 SH       Other                                       825